Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 193	$ 456	$ 1,210
Losses on sale of businesses and fixed assets	1,359	777	215
Impairment losses	6,847	666	1,239
Impairment reversals	(131)	(583)	(238)
Impairment and losses on sale of businesses and fixed assets	8,075	860	1,216
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	143	437	526
Losses on sale of businesses and fixed assets	415	707	127
Impairment losses	6,752	400	1,138
Impairment reversals	(131)	(580)	(176)
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	50	15	674
Losses on sale of businesses and fixed assets	57	59	88
Impairment losses	65	12	69
Impairment reversals	0	(2)	(62)
Other businesses and corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	0	4	10
Losses on sale of businesses and fixed assets	887	11	0
Impairment losses	30	254	32
Impairment reversals	$ 0	$ (1)	$ 0